Share-Based Compensation (Details) - Schedule of Key Assumptions are Listed - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Assumptions are Listed [Line Items]
Expected volatility	24.00%	25.00%
Risk-free interest rate (per annum)	5.02%
Exercise multiple (in Dollars per share)	$ 2.8
Expected dividend yield	0.00%	0.00%	0.00%
Expected term(in years)	10 years	10 years	10 years
Fair value of the underlying ordinary share (in Dollars per share)		$ 1.86
Minimum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Expected volatility			24.74%
Risk-free interest rate (per annum)		2.50%	2.47%
Exercise multiple (in Dollars per share)		$ 2.5	$ 2.5
Fair value of the underlying ordinary share (in Dollars per share)	$ 0.43		$ 0.88
Maximum [Member]
Schedule of Key Assumptions are Listed [Line Items]
Expected volatility			25.00%
Risk-free interest rate (per annum)		2.80%	2.53%
Exercise multiple (in Dollars per share)		$ 2.8	$ 2.8
Fair value of the underlying ordinary share (in Dollars per share)	$ 0.83		$ 1.49